SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 4,200,273	$ 2,702,089	$ 3,687,951
Selling, general and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	3,679,145	2,501,957	3,323,948
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 521,128	$ 200,132	$ 364,003